Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of good will
	Qingtian School	Beijing P.X.	Total
	RMB	RMB	RMB
Balance as of December 31, 2020	-	-	-
Goodwill gained from acquisition	26,644,407	-	-
Balance as of December 31, 2021	26,644,407	-	26,644,407
Goodwill gained from acquisition	-	62,567,430	-
Impairment	-	(18,842,000)	-
Balance as of December 31, 2022	26,644,407	43,725,430	70,369,837